Financial Instruments Not Reflected Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012		Jan. 29, 2012		Jan. 30, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recorded Amount	$ 5,775	[1]	$ 5,462	[1],[2]	$ 5,249	[2]
Estimated Fair Value	5,898		5,070		4,688
Term Loan due August 30, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recorded Amount			73	[2]	74	[2]
Estimated Fair Value			73		74
Term Loan due April 1, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recorded Amount			855	[2]	864	[2]
Estimated Fair Value			855		871
ABL Term Loan due April 1, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recorded Amount			214	[2]	214	[2]
Estimated Fair Value			207		207
12.0% Senior Notes due September 1, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recorded Amount			2,500	[2]	2,500	[2]
Estimated Fair Value			2,388		2,338
13.5% Senior Subordinated Notes due 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recorded Amount	1,819		1,820	[2]	1,597	[2]
Estimated Fair Value			1,547		1,198
ABL Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recorded Amount	632	[1]
Estimated Fair Value	605
Term Loans and Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recorded Amount	5,143	[1]	5,462	[1]
Estimated Fair Value	$ 5,293		$ 5,070

[1]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets.
[2]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.